Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Abstract]
Land use rights	$ 4,833,247	$ 4,630,496
Less: accumulated amortization	(334,261)	(198,093)
Intangible assets, net	$ 4,498,986	$ 4,432,403